Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock , par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock , shares authorized	100,000,000	100,000,000	100,000,000	11,665,085
Common stock , shares issued	8,406,657	8,397,056	6,097,254	2,207,449
Common stock , shares outstanding	8,406,657	8,397,056	6,097,254	2,207,449
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0